Unaudited Condensed Consolidated Balance Sheets - SECURITIZE, INC. AND SUBSIDIARIES (Parenthetical) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	10,000	10,000
Common stock issued (in shares)	10,000	10,000
Securitize, Inc. and Subsidiaries
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Name [Extensible Enumeration]	Related party	Related party
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	33,159,331	33,159,331	31,898,440
Common stock issued (in shares)	8,700,776	8,700,776	8,856,513
Common stock outstanding (in shares)	8,550,776	8,550,776	8,706,513
Treasury stock (in shares)	150,000	150,000	150,000
Series B-4 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Redeemable convertible preferred stock authorized (in shares)	2,089,457	2,928,625	1,667,734
Redeemable convertible preferred stock, liquidation preference	$ 45,132,272	$ 45,132,272	$ 36,023,055
Series B-3 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Redeemable convertible preferred stock authorized (in shares)	1,219,998	1,219,998	1,219,998
Redeemable convertible preferred stock, liquidation preference	$ 21,959,964	$ 21,959,964	$ 21,959,964
Series B-2 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Redeemable convertible preferred stock authorized (in shares)	2,630,197	2,630,197	2,630,197
Redeemable convertible preferred stock, liquidation preference	$ 19,103,384	$ 19,103,384	$ 19,103,384
Series B-1 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Redeemable convertible preferred stock authorized (in shares)	2,881,387	2,881,387	2,881,387
Redeemable convertible preferred stock, liquidation preference	$ 26,159,824	$ 26,159,824	$ 26,159,824
Series A Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Redeemable convertible preferred stock authorized (in shares)	2,999,412	2,999,412	2,999,412
Redeemable convertible preferred stock, liquidation preference	$ 14,501,257	$ 14,501,257	$ 14,501,257
Class A Common Stock | Securitize, Inc. and Subsidiaries
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	5,100,000	5,100,000	5,100,000
Common stock issued (in shares)	332,235	293,768	0
Common stock outstanding (in shares)	332,235	293,768	0
Class A Common Stock | Securitize, Inc. and Subsidiaries | Maximum
Common stock issued (in shares)		293,768
Common stock outstanding (in shares)		293,768